Statements Of Financial Condition - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $35,145,431 and $17,826,016)	$ 35,088,064	$ 17,809,582
Net unrealized appreciation on open futures and forward currency contracts	699,718	3,487,795
Due from brokers	165,037	441,445
Cash denominated in foreign currencies (cost $8,417,006 and $3,292,817)	8,629,359	3,184,002
Total equity in trading accounts	44,582,178	24,922,824
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $115,357,357 and $123,007,891)	115,200,284	122,946,045
CASH AND CASH EQUIVALENTS	19,471,076	11,314,010
ACCRUED INTEREST RECEIVABLE	387,659	280,558
TOTAL	179,641,197	159,463,437
LIABILITIES AND PARTNERS' CAPITAL
Capital contributions received in advance	1,255,750	225,000
Net unrealized depreciation on open futures and forward currency contracts	3,107,485
Accrued brokerage fees	311,400	297,447
Due to brokers	354,465
Accrued expenses	47,630	206,958
Capital withdrawals payable to Limited Partners	5,968,211	779,439
Capital withdrawal payable to General Partner	1,276,588	2,405,883
Other liabilities	4,400	400
Total liabilities	12,325,929	3,915,127
PARTNERS' CAPITAL	167,315,268	155,548,310
TOTAL	$ 179,641,197	$ 159,463,437